FINANCIAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2018
FINANCIAL RISK MANAGEMENT [abstract]
Disclosure of financial risk management

3           FINANCIAL RISK MANAGEMENT

3.1        Financial risk factor

The Group’s activities expose it to a variety of financial risks: market risk (includingforeign currency risk, cash flow and fair value interest rate risk and other price risk), credit risk and liquidity risk. The Group’s overall risk management strategy seeks to minimise the potential adverse effects on the financial performance of the Group.

(a)           Market risk

(i)            Foreign currency risk

The Group mainly operates in the PRC with most of the transactions settled in RMB. RMB is also the functional and presentation currency of the Group. RMB is not freely convertible into other foreign currencies. The conversion of RMB denominated balances into foreign currencies is subject to the rates and regulations of foreign exchange control promulgated by the PRC government. Any foreign currency denominated monetary assets and liabilities other than in RMB would subject the Group to foreign exchange exposure.

The Group’s objective of managing the foreign currency risk is to minimise potential adverse effects arising from foreign transaction movements. Depending on volatility of specific foreign currency being exposed, measures are taken by management to manage the foreign currency positions.

The following table shows the Group’s foreign currency denominated monetary assets (in RMB thousands equivalent):

	Currency	As at 31 December
Monetary assets	denomination	2017	2018

Cash and cash equivalents	HKD	32,650	77,608
Cash and cash equivalents	USD	146	54
Other receivables	HKD	67	416
		32,863	78,078

The Group may experience a loss as a result of any foreign currency exchange rate fluctuations in connection with monetary assets shown above. The Group has not used any means to hedge the exposure.

As at 31 December 2018, if RMB had weakened/strengthened by 5% against the HKD with all other variables held constant, profit after tax for the year would have been RMB2,926,000 (2017: RMB1,227,000) higher/lower, mainly as a result of foreign exchange gains/losses on translation of HKD-denominated cash in banks. The impact of exchange fluctuations of USD is not expected to be significant.

3              FINANCIAL RISK MANAGEMENT (CONTINUED)

3.1          Financial risk factor (continued)

(a)           Market risk (continued)

(ii)           Cash flow and fair value interest rate risk

Other than deposits held in banks and long-term receivable, the Group does not have significant interest-bearing assets or liabilities. The average interest rate of deposits held in banks in the PRC throughout the year was approximately 1.62% (2017: 1.54%) per annum. Any change in the interest rate promulgated by the People’s Bank of China from time to time is not considered to have a significant impact to the Group.

As at 31 December 2018 and 2017, the Group had no interest bearing debts, which may expose the Group to any interest rate risk.

(iii)          Other price risk

The Group’s exposure to price risk arises from equity investments held by the Group and classified FVOCI and AFS (note 15).

As at 31 December 2018, if the expected price of the equity investments held by the Group increased/decreased by 5% with all other variables held constant, other comprehensive income for the year would have been RMB12,047,000 (2017: RMB10,503,000) higher/lower.

(b)           Credit risk

Credit risk arises from cash and cash equivalents, short-term deposits, trade and other receivables (excluding prepayments) and long-term receivable.

(i)            Risk management

The credit quality of financial assets that are neither past due nor impaired can be analysed by the identity of counterparties as follows:

3              FINANCIAL RISK MANAGEMENT (CONTINUED)

3.1          Financial risk factor (continued)

(b)           Credit risk (continued)

(i)            Risk management (continued)

	2017	2018
	RMB’000	RMB’000
Trade receivables
Due from Guangzhou Railway Group and its subsidiaries	1,261,244	1,756,816
Due from CRC Group (excluding Guangzhou Railway Group and its subsidiaries)	1,106,311	665,009
Due from third parties	431,473	613,105
	2,799,028	3,034,930

	2017	2018
	RMB’000	RMB’000
Other receivables excluding prepayments
Due from Guangzhou Railway Group and its subsidiaries	9,460	1,880
Due from CRC Group (excluding Guangzhou Railway Group and its subsidiaries)	381	1,149
Due from third parties	194,245	289,387
	204,086	292,416

	2017	2018
	RMB’000	RMB’000

Long-term receivable
Due from a third party	31,274	28,354

For trade and other receivables, management performs ongoing credit evaluations of its customers/debtors’ financial condition and generally does not require collateral from the customers/debtors. After assessing the expected realisability and timing for collection of the outstanding balances, the Group maintains a provision for impairment of receivables and actual losses incurred have been within management’s expectation.

	2017	2018
	RMB’000	RMB’000

Cash at bank and short-term deposits
Placed in listed banks in the PRC	1,268,478	1,847,723

Cash and short term deposits are placed with reputable banks. There was no recent history of default of cash and cash equivalents and short-term deposits from such financial institutions. There were no other financial assets carrying a significant exposure to credit risk. None of the financial assets that are fully performing has been renegotiated in the current year.

3              FINANCIAL RISK MANAGEMENT (CONTINUED)

3.1          Financial risk factor (continued)

(b)           Credit risk (continued)

(ii)           Impairment of financial assets

The Group has three types of financial assets that are subject to the expected credit loss model: trade receivables, other receivables and long-term receivable.

While cash and cash equivalents are also subject to the impairment requirements of IFRS 9, the identified impairment loss was immaterial.

Trade receivables

The Group applies the IFRS 9 simplified approach to measuring expected credit losses which uses a lifetime expected loss provision for all trade receivables.

The Group categorises the trade receivables into the following portfolios based on credit risk characteristics:

•         Portfolio 1: receivable incurred from revenues collected and settled through the CRC;

•         Portfolio 2: receivable incurred from revenue from railway operation; and

•         Portfolio 3: receivable incurred from revenue other than railway operation and revenues collected and settled without the CRC.

Provision for credit losses are recognised on the basis of exposure at default and ECL rates which include consideration of historical credit loss experience, current status and forward-looking information.

On that basis, the loss provision as at 31 December 2018 and 1 January 2018 (on adoption of IFRS 9) was determined for trade receivables (in RMB thousands):

	As at 31 December 2018			As at 1 January 2018
	Carrying amount	ECL rates	Loss provision	Carrying amount	ECL rates	Loss provision

Portfolio 1	248,481	-	-	636,686	-	-
Portfolio 2	3,560,959	1.66%	(58,945)	3,444,463	1.90%	(65,563)
Portfolio 3	113,389	2.00%	(2,267)	67,264	2.00%	(1,344)
	3,922,829		(61,212)	4,148,413		(66,907)

3              FINANCIAL RISK MANAGEMENT (CONTINUED)

3.1          Financial risk factor (continued)

(b)           Credit risk (continued)

(ii)           Impairment of financial assets (continued)

The loss provision for trade receivables as at 31 December 2017 reconciles to the opening loss provision on 1 January 2018 and to the closing loss provision as at 31 December 2018 as follows:

Trade receivables RMB’000

At 31 December 2017— calculated under IAS 39	6,203
Amount restated through opening retained earnings	60,704
Opening loss provision as at 1 January 2018 — calculated under IFRS 9	66,907
Receivables written off during the year as uncollectible	(6)
Reversal of impairment loss provision	(5,689)
At 31 December 2018	61,212

Other financial assets at amortised cost

Other financial assets at amortised cost include other receivables, and long-term receivable.

Impairment on other receivables and long-term receivable is measured as either 12-month expected credit losses or lifetime expected credit loss, depending on whether there has been a significant increase in credit risk since the initial recognition. If a significant increase in credit risk of a deposit or receivable has occurred since the initial recognition, then the impairment is measured as lifetime expected credit losses.

3              FINANCIAL RISK MANAGEMENT (CONTINUED)

3.1          Financial risk factor (continued)

(b)           Credit risk (continued)

(ii)           Impairment of financial assets (continued)

On that basis, the loss provision as at 31 December 2018 and 1 January 2018 (on adoption of IFRS 9) for other receivables was as follows (in RMB thousands):

	As at 31 December 2018			As at 1 January 2018
	Carrying amount	ECL rates	Loss provision	Carrying amount	ECL rates	Loss provision

Stage 1	317,224	1.88%	(5,959)	275,541	2.16%	(5,961)
Stage 2	-	-	-	-	-	-
Stage 3	4,631	100%	(4,631)	12,891	100%	(12,891)
	321,855		(10,590)	288,432		(18,852)

The loss provision for other financial assets at amortised cost as at 31 December 2017 reconciles to the opening loss provision on 1 January 2018 and to the closing loss provision as at 31 December 2018 as follows:

	Other receivables RMB’000	Long-term receivables RMB’000

At 31 December 2017— calculated under IAS 39	13,325	-
Amount restated through opening retained earnings	5,527	-
Opening loss provision as at 1 January 2018 — calculated under IFRS 9	18,852	-
Increase in loss provision recognised in profit or loss during the year	4,631	-
Receivables written off during the year as uncollectible	(12,891)	-
Reversal of impairment loss provision	(2)	-
At 31 December 2018	10,590	-

3              FINANCIAL RISK MANAGEMENT (CONTINUED)

3.1          Financial risk factor (continued)

(b)           Credit risk (continued)

(ii)           Impairment of financial assets (continued)

Impairment losses on trade and other receivables and long-term receivable are presented as net impairment losses within operating profit. Subsequent recoveries of amounts previously written off are credited against the same line item.

Previous accounting policy for impairment of assets carried at amortised cost

In the prior year, the impairment of trade receivables was assessed based on the incurred loss model. The Group assessed at the end of each reporting period whether there was objective evidence that a financial asset or a group of financial assets is impaired. A financial asset or a group of financial assets is impaired and impairment losses are incurred only if there is objective evidence of impairment as a result of one or more events that occurred after the initial recognition of the asset (a "loss event") and that loss event (or events) had an impact on the estimated future cash flows of the financial asset or group of financial assets that can be reliably estimated.

The criteria that the Group uses to determine that there is objective evidence of an impairment loss include:

•                     Significant financial difficulty of the issuer or obligor;

•                     A breach of contract, such as a default or delinquency in interest or principal payments;

•                     The Group, for economic or legal reasons relating to the borrower’s financial difficulty, granting to the borrower a concession that the lender would not otherwise consider;

•                     It becomes probable that the borrower will enter bankruptcy or other financial reorganisation;

•                     The disappearance of an active market for that financial asset because of financial difficulties; or

•                     Observable data indicating that there is a measurable decrease in the estimated future cash flows from a portfolio of financial assets since the initial recognition of those assets, although the decrease cannot yet be identified with the individual financial assets in the portfolio, including:

(i)         adverse changes in the payment status of borrowers in the portfolio;

(ii)         national or local economic conditions that correlate with defaults on the assets in the portfolio.

3              FINANCIAL RISK MANAGEMENT (CONTINUED)

3.1          Financial risk factor (continued)

(b)           Credit risk (continued)

(ii)           Impairment of financial assets (continued)

Previous accounting policy for impairment of assets classified as AFS

In the prior year, the Group assesses at the end of each reporting period whether there is objective evidence that a financial asset or a group of financial assets is impaired.

For equity investments, a significant or prolonged decline in the fair value of the security below its cost is also an evidence that the assets are impaired. If any such evidence exists, the cumulative loss, which is measured as the difference between the acquisition cost and the current fair value, less any impairment loss on that financial asset previously recognised in profit or loss, is removed from equity and recognised in profit or loss. Impairment losses recognised in profit or loss on equity instruments are not reversed through profit or loss.

(c)           Liquidity risk

Prudent liquidity risk management includes maintaining sufficient cash and the ability to close out market positions. Management monitors rolling forecasts of the Group’s liquidity reserves (comprising cash and cash equivalents) on the basis of expected cash flows.

As at 31 December 2018, the Group had net current liabilities of RMB65,568,000 and RMB899,290,000 of capital expenditure contracted for at 31 December 2018 but not recognised as liabilities (see note 38(a)). Taking into account of the factors mentioned in note 2.1(c), the Board of Directors believes that the Group has sufficient liquidity for the following 12 months.

3              FINANCIAL RISK MANAGEMENT (CONTINUED)

3.1          Financial risk factor (continued)

(c)           Liquidity risk (continued)

The table below analyses the Group’s financial liabilities into relevant maturity groupings based on the remaining period at the balance sheet to the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows. Balances due within 12 months equal their carrying balances, as the impact of discounting is not significant.

Less than 1 year
RMB’000

At 31 December 2018
Trade and other payables excluding non-financial liabilities	2,631,433
Payables for fixed assets and construction-in-progress	2,441,647
Dividends payable	12,894

At 31 December 2017
Trade and other payables excluding non-financial liabilities	2,356,953
Payables for fixed assets and construction-in-progress	2,214,547
Dividends payable	12,893

3.2        Capital risk management

The Group’s objectives of managing capital are to safeguard the Group’s ability to continue as a going concern in order to provide returns for shareholders and benefits for other stakeholders and to maintain an optimal capital structure to reduce the cost of capital.

As at 31 December 2018 and 2017, the Group has no short-term loan, long-term loan, bond payable or long-term payable. Management considered that such capital structure is appropriate.

3          FINANCIAL RISK MANAGEMENT (CONTINUED)

3.3        Fair value estimation

According to amendment to IFRS 7 for financial instruments that are measured in the balance sheet at fair value, it requires disclosure of fair value measurements by level of following fair value measurement hierarchy:

•                     Quoted prices (unadjusted) in active markets for identical assets or liabilities (level 1).

•                     Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly (that is, as prices) or indirectly (that is, derived from prices) (level 2).

•                     Inputs for the asset or liability that are not based on observable market data (that is, unobservable inputs) (level 3).

As at 31 December 2018, the Group did not have any financial instruments that were measured at fair value except for FVOCI (note 15). As at 31 December 2017, the Group did not have any financial instruments that were measured at fair value except for certain available-for-sale financial assets (note 15).

The following table presents the Group's assets that are measured at fair value at 31 December 2018:

	Level 1	Level 2	Level 3	Total
	RMB’000	RMB’000	RMB’000	RMB’000

Assets
Financial assets at FVOCI	-	-	321,246	321,246

The following table presents the Group's assets that are measured at fair value at 31 December 2017:

	Level 1	Level 2	Level 3	Total
	RMB’000	RMB’000	RMB’000	RMB’000

Assets
AFS	-	-	280,088	280,088

There were no transfers between levels 1, 2 and 3 or changes in valuation techniques during the year. There were no gains/(losses) recognised for the year ended 31 December 2018.

Financial assets and liabilities of the Group measured at amortised cost include trade and other receivables, long-term receivable, short-time deposits, cash and cash equivalents, and trade and other payables, of which the fair values approximate their carrying amounts.